Consolidated Statements of Equity - JPY (¥) ¥ in Millions		Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated for Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member] Effect of adopting new guidance [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net of Taxes [Member] Effect of adopting new guidance [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock, at Cost [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Effect of adopting new guidance [Member]
Effect of adopting new guidance				¥ 2,090,270	¥ 5,740,165	¥ 239,571	¥ 4,945,733		¥ 2,477,315		¥ (522,872)	¥ 675,633
Balance at beginning of fiscal year at Mar. 31, 2018				2,090,270	5,740,165	239,571	4,945,733		2,477,315		(522,872)	675,633
Stock-based compensation					(180)
Net income attributable to Mitsubishi UFJ Financial Group		¥ 718,645					718,645
Common stock—¥21.00 per share in 2019, ¥23.50 per share in 2020, and ¥25.00 per share in 2021							(275,551)
Purchases of shares of treasury stock (Note 18)											(161,043)
Sales of shares of treasury stock											3,775
Retirement of common stock					(162,720)						162,720
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies											184
Initial subscriptions of noncontrolling interests												108,235
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders												(2,830)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries												(20,497)
Net income attributable to noncontrolling interests		18,960										18,960
Dividends paid to noncontrolling interests												(15,853)
Net change during the fiscal year, Other comprehensive income (loss), net of taxes		(38,133)							(59,342)			21,209
Other—net					(79)							343
Balance at end of fiscal year at Mar. 31, 2019		15,984,748	¥ 15,199,548	2,090,270	5,577,186	239,571	8,094,026		(284,269)		(517,236)	785,200
Balance at end of fiscal year (Foreign Affiliated Company [Member]) at Mar. 31, 2019	[1]							¥ 1,173
Balance at end of fiscal year (Recognition and Measurement of Financial Assets and Financial Liabilities [Member]) at Mar. 31, 2019								2,702,242		¥ (2,702,242)
Balance at end of fiscal year (Recognition of Breakage for Certain Prepaid Stored-Value Products [Member]) at Mar. 31, 2019								1,784
Effect of adopting new guidance		15,984,748	15,199,548	2,090,270	5,577,186	239,571	8,094,026		(284,269)		(517,236)	785,200
Effect of adopting new guidance | Foreign Affiliated Company [Member]	[1]							1,173
Effect of adopting new guidance | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]								2,702,242		(2,702,242)
Effect of adopting new guidance | Recognition of Breakage for Certain Prepaid Stored-Value Products [Member]								1,784
Stock-based compensation					2,596
Net income attributable to Mitsubishi UFJ Financial Group		305,955					305,955
Common stock—¥21.00 per share in 2019, ¥23.50 per share in 2020, and ¥25.00 per share in 2021							(303,742)
Losses on sales of shares of treasury stock							(1)
Purchases of shares of treasury stock (Note 18)											(50,028)
Sales of shares of treasury stock											2,635
Retirement of common stock					(58,626)						58,626
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies											16
Initial subscriptions of noncontrolling interests												58,228
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders												(8,627)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries												(119,797)
Decrease in noncontrolling interests related to disposition of subsidiaries												(3,488)
Net income attributable to noncontrolling interests		12,760										12,760
Dividends paid to noncontrolling interests												(8,487)
Net change during the fiscal year, Other comprehensive income (loss), net of taxes		(124,155)							(136,148)			11,993
Other—net					12,364							247
Balance at end of fiscal year at Mar. 31, 2020		15,744,516	15,016,487	2,090,270	5,533,520	239,571	8,079,530		(420,417)		(505,987)	728,029
Balance at end of fiscal year (Foreign Affiliated Company [Member]) at Mar. 31, 2020	[2]							(1,825)
Balance at end of fiscal year (Leases [Member]) at Mar. 31, 2020								(14,883)
Effect of adopting new guidance		15,744,516	15,016,487	2,090,270	5,533,520	239,571	8,079,530		(420,417)		(505,987)	728,029
Effect of adopting new guidance | Foreign Affiliated Company [Member]	[2]							(1,825)
Effect of adopting new guidance | Leases [Member]								(14,883)
Stock-based compensation					2,762
Net income attributable to Mitsubishi UFJ Financial Group		1,117,298					1,117,298
Common stock—¥21.00 per share in 2019, ¥23.50 per share in 2020, and ¥25.00 per share in 2021							(321,089)
Losses on sales of shares of treasury stock							(1)
Purchases of shares of treasury stock (Note 18)											(20)
Sales of shares of treasury stock											2,598
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies											337
Initial subscriptions of noncontrolling interests												9,246
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders												(96,335)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries												(22,430)
Decrease in noncontrolling interests related to disposition of subsidiaries												(23)
Net income attributable to noncontrolling interests		46,096										46,096
Dividends paid to noncontrolling interests												(6,523)
Net change during the fiscal year, Other comprehensive income (loss), net of taxes		81,840							130,902			(49,062)
Other—net					(2,521)							(63)
Balance at end of fiscal year at Mar. 31, 2021		16,244,554	15,660,949	2,090,270	5,533,761	239,571	8,589,900		(289,481)		(503,072)	583,605
Balance at end of fiscal year (Measurement of credit losses on financial instruments [Member]) at Mar. 31, 2021								(285,838)		34			¥ (25,330)
Effect of adopting new guidance		¥ 16,244,554	¥ 15,660,949	¥ 2,090,270	¥ 5,533,761	¥ 239,571	¥ 8,589,900		¥ (289,481)		¥ (503,072)	¥ 583,605
Effect of adopting new guidance | Measurement of credit losses on financial instruments [Member]								¥ (285,838)		¥ 34			¥ (25,330)

[1]	The effect resulted from the adoption of new accounting guidance on “Leases”.
[2]	The effect resulted from the adoption of new accounting guidance on “Measurement of Credit Losses on Financial Instruments”.